Schedule I Condensed Non-Consolidated Financial Information of Registrant - Long-term debt (Details)			1 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 26, 2018 USD ($) $ / shares	Jan. 31, 2022	May 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jan. 12, 2022 USD ($)	Jan. 01, 2021 USD ($)
Debt Instrument [Line Items]
Total principal					$ (680,085,000)	$ (605,147,000)
Less unamortized discount and debt issuance costs					(8,605,000)	(22,253,000)
Long-term Debt					671,480,000	582,894,000
Long-term Debt, Current Maturities					(255,306,000)	(10,858,000)
Long-term Debt, Excluding Current Maturities					416,174,000	572,036,000
Repurchased aggregate principal amount					11,229,000	49,886,000	$ 101,107,000
Gain (loss) on bond repurchases					0	1,470,000	(10,601,000)
Teekay Parent
Debt Instrument [Line Items]
Total principal					(355,579,000)	(355,579,000)
Less unamortized discount and debt issuance costs					(4,389,000)	(15,646,000)
Long-term Debt					351,190,000	339,933,000
Long-term Debt, Current Maturities					(239,807,000)	0
Long-term Debt, Excluding Current Maturities					111,383,000	339,933,000
Repurchased aggregate principal amount					$ 0	$ 36,712,000	$ 480,851,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed					75.80%
Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					9.25%	9.25%
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal					$ (243,395,000)	$ (243,395,000)
Debt Instrument, Repurchase Amount						$ 6,200,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				9.25%	9.25%	9.25%
Debt Instrument, Repurchased Face Amount						$ 6,600,000
Senior Notes (8.5%) due January 15, 2020 | Teekay Parent
Debt Instrument [Line Items]
Total principal					$ (243,395,000)	$ (243,395,000)
Debt instrument, principal amount				$ 250,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				9.25%
Convertible Senior Notes (5%) due January 2023 | Teekay Parent
Debt Instrument [Line Items]
Debt interest rate					5.00%	5.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Total principal					$ (112,184,000)	$ (112,184,000)
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed					75.80%
Convertible Debt [Member] | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Convertible Debt [Member] | Teekay Parent
Debt Instrument [Line Items]
Total principal					$ (112,184,000)	$ (112,184,000)					$ (112,200,000)
Debt instrument, principal amount		$ 125,000,000
Debt interest rate		5.00%			5.00%	5.00%
Conversion price (in dollars per share) | $ / shares		$ 11.70
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Debt Instrument, Repurchase Amount						$ 10,500,000
Debt Instrument, Repurchased Face Amount						$ 12,800,000
Premium on concurrent common stock offering price (as a percentage)	20.00%
Convertible Debt [Member] | Teekay Parent | Level 2 | Fair Value Asset (Liability)
Debt Instrument [Line Items]
Long-term Debt					$ 111,400,000						$ 101,600,000
Convertible Debt [Member] | Teekay Parent | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 250,000,000
Repayments of senior debt				$ 460,900,000
Convertible Debt [Member] | Convertible Debt [Member] | Teekay Parent
Debt Instrument [Line Items]
Debt interest rate		5.00%
Subsequent Events | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal										$ (243,400,000)
Subsequent Events | Convertible Debt [Member]
Debt Instrument [Line Items]
Total principal								$ (23,400,000)		$ (112,200,000)
Debt Instrument, Redemption Price, Percentage			102.00%
Debt Instrument, Repurchased Face Amount									$ 85,000,000
Subsequent Events | Convertible Debt [Member] | Teekay Parent
Debt Instrument [Line Items]
Total principal								(23,400,000)
Debt Instrument, Repurchased Face Amount								$ 3,800,000	$ 85,000,000
Debt Instrument, Redemption, Period Two [Member] | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					104.625%
Debt Instrument, Redemption, Period Two [Member] | Senior Notes (8.5%) due January 15, 2020 | Teekay Parent
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					104.625%
Debt Instrument, Redemption, Period Three [Member] | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					102.313%
Debt Instrument, Redemption, Period Three [Member] | Senior Notes (8.5%) due January 15, 2020 | Teekay Parent
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					102.313%
Debt Instrument, Redemption, Period Four [Member] | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%
Debt Instrument, Redemption, Period Four [Member] | Senior Notes (8.5%) due January 15, 2020 | Teekay Parent
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%
Fpso Unit [Member] | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Number of vessels					1